UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: Mar 31, 2009

  Check here if Amendment { }; Amendment Number: ____
      This Amendment (Check only one.):  { } is a restatement.
                                         { } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Mar Vista Investment Partners, LLC.
  Address: 100 Wilshire Blvd. Suite 1000, Santa Monica, CA  90401


  Form 13F File Number: 28-13243

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   /s/  John Queen
  Title:  CCO - Chief Compliance Officer
  Phone:  310-260-6077

  Signature, Place, and Date of Signing:

  /s/ John Queen                Santa Monica, CA                05/14/2009

  Report Type (Check only one.):

  {   } 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  { x } 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            1
  Form 13F Information Table Entry Total:                      123
  Form 13F Information Table Value Total:                   186340
                                                      (thousands)

  Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.         Form 13F File Number	Name
   1	       28-02510		        Roxbury Capital Management, LLC

                                                      FORM 13F INFORMATION TABLE
NAME OF                      TITLE          CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER    VOTING AUTHORITY
ISSUER                       OF CLASS                  (X$1000)   PRN AMT          CALL DISCRETION MANAGERS SOLE      SHARED NONE
---------------------------- -------------- ---------  --------   ------- -------- ---- --------   -------- --------- ------ -----
ABBOTT LABS                  COM            002824100        42       880 SH            DEFINED    1	                 880
ADOBE SYS INC                COM            00724F101      4792    224010 SH            SOLE                   280933
ADOBE SYS INC                COM            00724F101      1218     56923 SH            DEFINED    1                   56923
AFLAC INC                    COM            001055102      1649     85178 SH            SOLE                    85178
AFLAC INC                    COM            001055102       365     18866 SH            DEFINED    1                   18866
ALCON INC                    COM SHS        H01301102        37       402 SH            DEFINED    1                     402
ALLIANCE DATA SYSTEMS CORP   COM            018581108      3348     90619 SH            SOLE                    90619
ALLIANCE DATA SYSTEMS CORP   COM            018581108      1067     28884 SH            DEFINED    1                   28884
ALTRIA GROUP INC             COM            02209S103       100      6231 SH            DEFINED    1                    6231
AMERICAN  TOWER CORP         CL A           029912201      4668    153399 SH            SOLE                   153399
AMERICAN  TOWER CORP         CL A           029912201      1215     39919 SH            DEFINED    1                   39919
AMGEN INC                    COM            031162100        49       985 SH            DEFINED    1                     985
AUTODESK INC                 COM            052769106         1        84 SH            SOLE                       84
BECKMAN COULTER INC          COM            075811109      3102     60807 SH            SOLE                    60807
BECKMAN COULTER INC          COM            075811109       768     15058 SH            DEFINED    1                   15058
BOSTON SCIENTIFIC CORP       COM            101137107      3662    460670 SH            SOLE                   460670
BOSTON SCIENTIFIC CORP       COM            101137107       881    110798 SH            DEFINED    1                  110798
BP PLC                       SPONSORED ADR  055622104        70      1748 SH            DEFINED    1                    1748
CHARLES RIV LABS INTL INC    COM            159864107        20       726 SH            DEFINED    1                     726
CHEVRON CORP NEW             COM            166764100      3247     48294 SH            SOLE                    48294
CHEVRON CORP NEW             COM            166764100       914     13599 SH            DEFINED    1                   13599
CISCO SYS INC                COM            17275R102      5003    298303 SH            SOLE                   298303
CISCO SYS INC                COM            17275R102      1369     81649 SH            DEFINED    1                   81649
COLGATE PALMOLIVE CO         COM            194162103      3635     61626 SH            SOLE                    61626
COLGATE PALMOLIVE CO         COM            194162103       798     13530 SH            DEFINED    1                   13530
CONSOLIDATED TOMOKA LD CO    COM            210226106         1        40 SH            SOLE                       40
CONTANGO OIL & GAS COMPANY   COM NEW        21075N204         1        33 SH            SOLE                       33
COVIDIEN LTD                 COM            G2552X108       194      5831 SH            SOLE                     5831
DUN & BRADSTREET CORP DEL NE COM            26483E100      3560     50127 SH            SOLE                    50127
DUN & BRADSTREET CORP DEL NE COM            26483E100      1092     14179 SH            DEFINED    1                   14179
ECOLAB INC                   COM            278865100         1        39 SH            SOLE                       39
ENDO PHARMACEUTICALS HLDGS I COM            29264F205         1        83 SH            SOLE                       83
ENDO PHARMACEUTICALS HLDGS I COM            29264F205        51      2869 SH            DEFINED    1                    2869
EXXON MOBIL CORP             COM            30231G102      2752     40414 SH            SOLE                    40414
EXXON MOBIL CORP             COM            30231G102       692     10165 SH            DEFINED    1                   10165
FEDEX CORP                   COM            31428X106      1627     36564 SH            SOLE                    36564
FEDEX CORP                   COM            31428X106       471     10590 SH            DEFINED    1                   10590
FIRST AMERN CORP CALIF       COM            318522307      6341    239187 SH            SOLE                   239187
FIRST AMERN CORP CALIF       COM            318522307      1814     68445 SH            DEFINED    1                   68445
GEN-PROBE INC NEW            COM            36866T103        23       498 SH            DEFINED    1                     498
GENZYME CORP                 COM            372917104        41       691 SH            DEFINED    1                     691
GOOGLE INC                   CL A           38259P508      6286     18059 SH            SOLE                    18059
GOOGLE INC                   CL A           38259P508      1571      4514 SH            DEFINED    1                    4514
HOLOGIC INC                  COM            436440101        42      3211 SH            DEFINED    1                    3211
HOME DEPOT INC               COM            437076102       143      6066 SH            DEFINED    1                    6066
HONEYWELL INTL INC           COM            438516106       100      3590 SH            DEFINED    1                    3590
INTEL CORP                   COM            458140100      3862    256936 SH            SOLE                   256936
INTEL CORP                   COM            458140100      1006     66945 SH            DEFINED    1                   66945
JACOBS ENGR GROUP INC DEL    COM            469814107      3565     92217 SH            SOLE                    92217
JACOBS ENGR GROUP INC DEL    COM            469814107       973     25181 SH            DEFINED    1                   25181
JOHNSON & JOHNSON            COM            478160104      2706     51453 SH            SOLE                    51453
JOHNSON & JOHNSON            COM            478160104       931     17696 SH            DEFINED    1                   17696
KLA-TENCOR CORP              COM            482480100         1        40 SH            SOLE                       40
LEGG MASON INC               COM            524901105      3153    198273 SH            SOLE                   198273
LEGG MASON INC               COM            524901105       905     56908 SH            DEFINED    1                   56908
LILLY ELI & CO               COM            532457108        28       843 SH            DEFINED    1                     843
LOWES COS INC                COM            548661107      5747    314886 SH            SOLE                   314886
LOWES COS INC                COM            548661107      1533     84017 SH            DEFINED    1                   84017
MAXIM INTEGRATED PRODS INC   COM            57772K101      2697    204168 SH            SOLE                   204168
MAXIM INTEGRATED PRODS INC   COM            57772K101       786     59512 SH            DEFINED    1                   59512
MCGRAW HILL COS INC          COM            580645109         1        54 SH            SOLE                       54
MEDTRONIC INC                COM            585055106      3680    124858 SH            SOLE                   124858
MEDTRONIC INC                COM            585055106      1041     35337 SH            DEFINED    1                   35337
MICROCHIP TECHNOLOGY INC     COM            595017104         2        79 SH            SOLE                       79
MICROSOFT CORP               COM            594918104      5426    295370 SH            SOLE                   295370
MICROSOFT CORP               COM            594918104      1459     79446 SH            DEFINED    1                   79446
MOODYS CORP                  COM            615369105      2578    112466 SH            SOLE                   112466
MOODYS CORP                  COM            615369105       573     25000 SH            DEFINED    1                   25000
MSC INDL DIRECT INC          CL A           553530106         1        39 SH            SOLE                       39
NETAPP INC                   COM            64110D104      3480    234516 SH            SOLE                   234516
NETAPP INC                   COM            64110D104       987     66502 SH            DEFINED    1                   66502
NOVARTIS A G                 SPONSORED ADR  66987V109      4885    129137 SH            SOLE                   129137
NOVARTIS A G                 SPONSORED ADR  66987V109      1439     38043 SH            DEFINED    1                   38043
OMNICARE INC                 COM            681904108        55      2238 SH            DEFINED    1                    2238
OMNICOM GROUP INC            COM            681919106      2343    100107 SH            SOLE                   100107
OMNICOM GROUP INC            COM            681919106       686     29322 SH            DEFINED    1                   29322
PATTERSON COMPANIES INC      COM            703395103        15       798 SH            DEFINED    1                     798
PAYCHEX INC                  COM            704326107      2659    103600 SH            SOLE                   103600
PAYCHEX INC                  COM            704326107       629     24511 SH            DEFINED    1                   24511
PEOPLES UNITED FINANCIAL INC COM            712704105         2       112 SH            SOLE                      112
PEOPLES UNITED FINANCIAL INC COM            712704105       281     15645 SH            DEFINED    1                   15645
PETSMART INC                 COM            716768106         2        78 SH            SOLE                       78
PFIZER INC                   COM            717081103        15      1123 SH            DEFINED    1                    1123
PHILIP MORRIS INTL INC       COM            718172109       222      6236 SH            DEFINED    1                    6236
PRAXAIR INC                  COM            74005P104      3734     55489 SH            SOLE                    55489
PRAXAIR INC                  COM            74005P104       976     14505 SH            DEFINED    1                   14505
PROCTER & GAMBLE CO          COM            742718109      3298     70033 SH            SOLE                    70033
PROCTER & GAMBLE CO          COM            742718109       904     19199 SH            DEFINED    1                   19199
ROCKWELL COLLINS INC         COM            774341101      4535    138926 SH            SOLE                   138926
ROCKWELL COLLINS INC         COM            774341101      1144     35055 SH            DEFINED    1                   35055
ROYAL  DUTCH SHELL PLC       SPONS ADR A    780259206       113      2550 SH            DEFINED    1                    2550
SBA COMMUNICATIONS CORP      COM            78388J106         2        97 SH            SOLE                       97
SHIRE PLC                    SPONSORED ADR  82481R106        25       697 SH            DEFINED    1                     697
ST JOE CO                    COM            790148100         2       116 SH            SOLE                      116
ST JUDE MED INC              COM            790849103         2        52 SH            SOLE                       52
ST JUDE MED INC              COM            790849103        39      1066 SH            DEFINED    1                    1066
STARBUCKS CORP               COM            855244109      5531    497868 SH            SOLE                   497868
STARBUCKS CORP               COM            855244109      1465    131908 SH            DEFINED    1                  131908
STERICYCLE INC               COM            858912108      2350     49240 SH            SOLE                    49240
STERICYCLE INC               COM            858912108       565     11839 SH            DEFINED    1                   11839
STRYKER CORP                 COM            863667101        20       587 SH            DEFINED    1                     587
SYSCO CORP                   COM            871829107      3301    144778 SH            SOLE                   144778
SYSCO CORP                   COM            871829107       907     39801 SH            DEFINED    1                   39801
TARGET CORP                  COM            87612E106      6110    177675 SH            SOLE                   177675
TARGET CORP                  COM            87612E106      1632     47459 SH            DEFINED    1                   47459
THERMO FISHER SCIENTIFIC INC COM            883556102      3838    107606 SH            SOLE                   107606
THERMO FISHER SCIENTIFIC INC COM            883556102      1097     30768 SH            DEFINED    1                   30768
TOLL BROTHERS INC            COM            889478103         2        83 SH            SOLE                       83
TRACTOR SUPPLY CO            COM            892356106         1        39 SH            SOLE                       39
TRANSDIGM GROUP INC          COM            893641100      2708     82450 SH            SOLE                    82450
TRANSDIGM GROUP INC          COM            893641100       679     20664 SH            DEFINED    1                   20664
UNITED TECHNOLOGIES CORP     COM            913017109      4351    101236 SH            SOLE                   101236
UNITED TECHNOLOGIES CORP     COM            913017109      1206     28048 SH            DEFINED    1                   28048
VISA INC                     COM CL A       92826C839       175      3151 SH            DEFINED    1                    3151
VOLCANO CORPORATION          COM            928645100        50      3415 SH            DEFINED    1                    3415
VULCAN MATLS CO              COM            929160109      2192     49481 SH            SOLE                    49481
VULCAN MATLS CO              COM            929160109       632     14260 SH            DEFINED    1                   14260
WEATHERFORD INTERNATIONAL LT REG            H27013103         2       165 SH            SOLE                      165
WELLS FARGO & CO NEW         COM            949746101      1016     71327 SH            SOLE                    71327
WELLS FARGO & CO NEW         COM            949746101       300     21076 SH            DEFINED    1                   21076
WESTERN UN CO                COM            959802109       159     12632 SH            DEFINED    1                   12632
YAHOO INC                    COM            984332106      1542    120352 SH            SOLE                   120352
YAHOO INC                    COM            984332106       557     43479 SH            DEFINED    1                   43479